SCHEDULE OF LEVERAGE RATION (Details)	12 Months Ended
Dec. 31, 2022
December 31, 2022 - March 31, 2023 [Member]
Line of Credit Facility [Line Items]
Leverage ratio	6.75 to 1.00
June 30, 2023 - September 30, 2023 [Member]
Line of Credit Facility [Line Items]
Leverage ratio	6.00 to 1.00
December 31, 2024 - March 31, 2025 [Member]
Line of Credit Facility [Line Items]
Leverage ratio	5.00 to 1.00
June 30, 2024 - September 30, 2024 [Member]
Line of Credit Facility [Line Items]
Leverage ratio	4.00 to 1.00
December 31, 2024 to March 31, 2025 [Member]
Line of Credit Facility [Line Items]
Leverage ratio	3.25 to 1.00
June 30, 2025 and Thereafter [Member]
Line of Credit Facility [Line Items]
Leverage ratio	3.00 to 1.00